UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292
__________________________________________

UBS Investment Trust

_______________________________________________________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
_______________________________________________________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

Common stocks — 66.83%

Security description	Shares	Value ($)

Aerospace & defense — 1.41%

Aerovironment, Inc.*	6,000	167,520

BE Aerospace, Inc.1,*	28,700	427,056

General Dynamics Corp.	60,100	3,419,690

Hexcel Corp.1,*	20,000	213,800

United Technologies Corp.	10,300	541,883

		4,769,949

Air freight & logistics — 1.11%

Dynamex, Inc.*	11,000	170,720

Expeditors International of Washington, Inc.[1]	6,900	226,389

FedEx Corp.[1]	60,900	3,375,687

		3,772,796

Auto components — 1.24%

BorgWarner, Inc.[1]	53,700	1,731,825

Johnson Controls, Inc.[1]	123,700	2,465,341

		4,197,166

Beverages — 1.16%

Boston Beer Co., Inc., Class A1,*	8,100	231,012

PepsiCo, Inc.	70,900	3,690,345

		3,921,357

Biotechnology — 1.40%

Amgen, Inc.*	44,000	2,197,360

Genzyme Corp.*	43,000	2,543,020

		4,740,380

Building products — 0.01%

Trex Co., Inc.*	2,300	24,802

Capital markets — 2.38%

BlackRock, Inc.[1]	3,600	574,200

Charles Schwab Corp.	39,200	689,920

Lazard Ltd., Class A1	8,900	251,692

Morgan Stanley	122,950	3,727,844

Och-Ziff Capital Management Group, Class A	19,400	191,672

The Bank of New York Mellon Corp.	94,400	2,622,432

		8,057,760

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Chemicals — 1.59%

Airgas, Inc.	5,200	219,752

Celanese Corp.	57,800	1,185,478

Cytec Industries, Inc.	11,300	242,724

Ecolab, Inc.[1]	10,600	395,910

Monsanto Co.	28,000	2,300,200

Praxair, Inc.	14,200	1,039,440

		5,383,504

Commercial banks — 1.12%

Bank of Hawaii Corp.[1]	4,800	179,664

City National Corp.[1]	23,200	848,424

Cullen/Frost Bankers, Inc.[1]	2,600	127,270

Wells Fargo & Co.	103,300	2,634,150

		3,789,508

Commercial services & supplies — 0.19%

Innerworkings, Inc.1,*	37,600	175,216

Interface, Inc., Class A	39,700	251,698

Mobile Mini, Inc.*	17,300	218,153

		645,067

Communications equipment — 0.99%

Cisco Systems, Inc.*	64,600	1,195,100

F5 Networks, Inc.*	8,400	266,784

Harris Corp.	8,300	257,964

Harris Stratex Networks, Inc., Class A*	1,962	9,359

QUALCOMM, Inc.	37,600	1,638,984

		3,368,191

Computers & peripherals — 2.66%

Apple, Inc.*	53,600	7,279,416

Seagate Technology[1]	176,400	1,536,444

Stratasys, Inc.1,*	17,400	182,004

		8,997,864

Consumer finance — 0.67%

Discover Financial Services	235,925	2,255,443

Containers & packaging — 0.11%

AptarGroup, Inc.[1]	11,600	359,716

Distributors — 0.09%

LKQ Corp.1,*	20,100	307,329

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Diversified consumer services — 0.25%

Coinstar, Inc.1,*	11,400	337,668

DeVry, Inc.[1]	11,400	496,698

		834,366

Diversified financial services — 1.77%

CME Group, Inc.	3,600	1,157,904

IntercontinentalExchange, Inc.*	11,300	1,218,027

JPMorgan Chase & Co.	98,400	3,630,960

		6,006,891

Diversified telecommunication services — 0.85%

AT&T, Inc.	115,600	2,865,724

Electric utilities — 1.90%

American Electric Power Co., Inc.	72,100	1,899,114

Exelon Corp.	82,700	3,970,427

Pepco Holdings, Inc.[1]	43,300	562,034

		6,431,575

Electrical equipment — 0.18%

A.O. Smith Corp.[1]	8,500	254,915

Regal-Beloit Corp.[1]	8,600	339,786

		594,701

Energy equipment & services — 2.34%

Baker Hughes, Inc.	72,600	2,835,756

GulfMark Offshore, Inc.1,*	7,300	222,650

Halliburton Co.	133,600	3,063,448

Noble Corp.	6,400	219,194

Oil States International, Inc.1,*	10,200	266,526

Schlumberger Ltd.	9,300	532,239

TETRA Technologies, Inc.*	27,700	240,990

Weatherford International Ltd.1,*	26,400	546,480

		7,927,283

Food & staples retailing — 0.38%

Sysco Corp.	53,200	1,274,672

Food products — 0.28%

Fresh Del Monte Produce, Inc.*	21,600	383,184

Kellogg Co.	13,100	566,575

		949,759

Gas utilities — 0.20%

AGL Resources, Inc.	10,600	306,552

EQT Corp.[1]	10,100	376,225

		682,777

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Health care equipment & supplies — 3.56%

Alcon, Inc.	7,500	813,750

AngioDynamics, Inc.*	18,300	224,541

Baxter International, Inc.	7,600	389,044

CONMED Corp.1,*	13,900	218,925

Covidien Ltd.	119,600	4,272,112

Hill-Rom Holdings, Inc.[1]	16,200	261,792

Integra LifeSciences Holdings1,*	11,300	293,348

Medical Action Industries, Inc.*	26,091	266,389

Medtronic, Inc.	77,300	2,655,255

Stryker Corp.[1]	15,800	607,352

The Cooper Cos., Inc.[1]	8,000	212,080

Zimmer Holdings, Inc.*	40,700	1,813,185

Zoll Medical Corp.1,*	2,500	41,975

		12,069,748

Health care providers & services — 1.93%

DaVita, Inc.1,*	12,800	577,408

Express Scripts, Inc.*	8,400	538,020

Henry Schein, Inc.*	4,200	191,268

Laboratory Corp. of America Holdings1,*	13,000	792,480

Medco Health Solutions, Inc.*	49,500	2,271,555

Patterson Cos., Inc.1,*	11,300	232,667

PSS World Medical, Inc.1,*	15,500	249,085

UnitedHealth Group, Inc.	63,100	1,678,460

		6,530,943

Hotels, restaurants & leisure — 1.20%

Carnival Corp.	91,200	2,320,128

International Game Technology	59,400	1,031,184

Life Time Fitness, Inc.1,*	13,900	256,872

McDonald’s Corp.	8,000	471,920

		4,080,104

Household durables — 0.76%

Fortune Brands, Inc.	73,400	2,569,734

Household products — 0.24%

Colgate-Palmolive Co.	12,100	797,995

Independent power producers & energy traders — 0.09%

Dynegy, Inc., Class A*	147,000	295,470

Industrial conglomerates — 1.51%

General Electric Co.[1]	378,700	5,104,876

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Insurance — 2.14%

ACE Ltd.	52,400	2,305,076

AFLAC, Inc.	34,900	1,238,950

MetLife, Inc.	33,300	1,048,950

Principal Financial Group, Inc.[1]	84,700	1,880,340

Seabright Insurance Holdings*	17,800	144,002

Tower Group, Inc.[1]	10,000	238,900

Validus Holdings Ltd.	16,600	378,646

		7,234,864

Internet & catalog retail — 0.38%

Amazon.com, Inc.1,*	16,400	1,279,036

Internet software & services — 0.86%

Art Technology Group, Inc.*	103,200	371,520

Dice Holdings, Inc.1,*	1,800	8,550

Google, Inc., Class A1,*	4,300	1,794,089

Omniture, Inc.*	4,700	55,021

TheStreet.com, Inc.[1]	49,600	96,720

ValueClick, Inc.1,*	24,900	275,145

Websense, Inc.*	16,900	306,735

		2,907,780

IT services — 1.03%

MasterCard, Inc., Class A1	8,100	1,428,273

NeuStar, Inc., Class A*	9,200	184,460

RightNow Technologies, Inc.*	13,300	116,907

Visa, Inc., Class A	26,200	1,774,002

		3,503,642

Life sciences tools & services — 0.42%

Millipore Corp.1,*	17,700	1,113,153

Waters Corp.1,*	7,500	324,900

		1,438,053

Machinery — 2.58%

Illinois Tool Works, Inc.[1]	104,500	3,374,305

Nordson Corp.[1]	9,400	360,960

PACCAR, Inc.[1]	96,200	2,871,570

Pall Corp.	69,200	1,777,056

Parker Hannifin Corp.[1]	8,100	342,306

		8,726,197

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Media — 2.92%

Cinemark Holdings, Inc.	43,500	461,970

Comcast Corp., Class A	291,600	4,015,332

Interpublic Group of Cos., Inc.*	289,600	1,517,504

Omnicom Group, Inc.	65,700	2,003,850

Viacom, Inc., Class B*	86,000	1,906,620

		9,905,276

Metals & mining — 0.10%

Alcoa, Inc.[1]	12,600	116,172

Brush Engineered Materials, Inc.*	15,200	233,320

		349,492

Multi-utilities — 0.59%

Sempra Energy	43,600	1,991,648

Multiline retail — 1.11%

J.C. Penney Co., Inc.	84,800	2,212,432

Macy’s, Inc.	131,500	1,535,920

		3,748,352

Office electronics — 0.04%

Zebra Technologies Corp., Class A*	7,000	152,810

Oil, gas & consumable fuels — 6.99%

Anadarko Petroleum Corp.	51,100	2,441,558

Chevron Corp.	47,200	3,146,824

EOG Resources, Inc.	18,200	1,332,058

Exxon Mobil Corp.	11,300	783,655

Foundation Coal Holdings, Inc.[1]	9,500	278,825

Hess Corp.	44,300	2,949,937

Marathon Oil Corp.	77,100	2,457,948

Peabody Energy Corp.	88,100	2,993,638

Southwestern Energy Co.*	22,100	960,687

Ultra Petroleum Corp.1,*	63,000	2,852,640

Williams Cos., Inc.	151,800	2,547,204

XTO Energy, Inc.	21,750	930,247

		23,675,221

Personal products — 0.92%

Avon Products, Inc.	53,500	1,420,960

Estee Lauder Cos., Inc., Class A1	42,800	1,415,824

Prestige Brands Holdings, Inc.*	44,800	279,104

		3,115,888

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Pharmaceuticals — 2.35%

Allergan, Inc.	94,400	4,165,872

Pfizer, Inc.	249,100	3,783,829

		7,949,701

Real estate investment trusts (REITs) — 0.22%

Digital Realty Trust, Inc.[1]	4,800	171,696

Entertainment Properties Trust[1]	8,700	176,784

Hatteras Financial Corp.	16,300	406,196

		754,676

Real estate management & development — 0.01%

Maui Land & Pineapple Co., Inc.1,*	4,177	36,340

Road & rail — 1.75%

Burlington Northern Santa Fe Corp.	35,700	2,586,108

Kansas City Southern1,*	19,400	319,906

Knight Transportation, Inc.[1]	17,400	308,676

Old Dominion Freight Line, Inc.*	11,400	335,730

Ryder System, Inc.	45,100	1,270,918

Union Pacific Corp.[1]	22,500	1,108,575

		5,929,913

Semiconductors & semiconductor equipment — 3.52%

Broadcom Corp., Class A1,*	94,600	2,410,408

Intel Corp.	278,400	4,376,448

Intersil Corp., Class A1	70,700	866,075

KLA-Tencor Corp.[1]	48,500	1,309,500

Marvell Technology Group Ltd.*	162,600	1,858,518

National Semiconductor Corp.[1]	65,500	909,140

ON Semiconductor Corp.1,*	25,800	176,730

		11,906,819

Software — 3.35%

Adobe Systems, Inc.*	24,000	676,320

ANSYS, Inc.1,*	3,200	95,552

Factset Research Systems, Inc.	2,200	116,380

Intuit, Inc.*	46,600	1,268,452

Microsoft Corp.	210,300	4,393,167

NICE Systems Ltd., ADR*	8,500	195,160

Nuance Communications, Inc.1,*	28,000	347,200

Oracle Corp.	35,700	699,363

Quest Software, Inc.*	12,400	160,208

Salesforce.com, Inc.1,*	11,800	447,810

VMware, Inc., Class A1,*	95,100	2,951,904

		11,351,516

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

Common stocks — (concluded)

Security description	Shares	Value ($)

Specialty retail — 0.48%

Hibbett Sports, Inc.1,*	16,800	302,904

Home Depot, Inc.	23,500	544,260

PetSmart, Inc.	11,400	232,104

The Sherwin-Williams Co.[1]	10,400	549,120

		1,628,388

Textiles, apparel & luxury goods — 0.55%

Coach, Inc.*	56,900	1,494,763

Movado Group, Inc.[1]	24,956	189,166

Steven Madden Ltd.*	6,600	179,652

		1,863,581

Thrifts & mortgage finance — 0.03%

WSFS Financial Corp.	4,070	107,977

Trading companies & distributors — 0.10%

Interline Brands, Inc.1,*	24,600	328,410

Wireless telecommunication services — 0.82%

American Tower Corp., Class A*	17,900	570,473

Sprint Nextel Corp.1,*	429,594	2,212,409

		2,782,882

Total common stocks (cost—$262,930,796)		226,275,912

Preferred stocks* — 0.01%

Diversified financial services — 0.01%

Preferred Blocker, Inc.[1,2,3]	92	38,804

Media — 0.00%
CMP Susquehanna Radio Holdings Corp., Series A4,5,6,7	2,332	23

Total preferred stocks (cost—$18,423)		38,827

	Number of
	warrants

Warrants*,4,5 — 0.00%

Commercial banks — 0.00%

CNB Capital Trust I, expires 03/23/19 (cost—$27)	2,665	27

	Face
	amount ($)

US government obligations — 3.57%

US Treasury Bonds
3.500%, due 02/15/39[1]	3,050,000	2,628,246

8.125%, due 08/15/19[1]	335,000	459,473

US Treasury Inflation Index Notes (TIPS),
1.375%, due 07/15/18[1]	572,026	559,334

US Treasury Notes
0.875%, due 04/30/11[1]	3,515,000	3,514,438

1.875%, due 04/30/14[1]	485,000	474,844

3.125%, due 05/15/19[1]	4,570,000	4,439,344

Total US government obligations (cost—$12,037,988)		12,075,679

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Mortgage & agency debt securities — 8.47%

Banc of America Funding Corp.,
Series 2006-H, Class B1,
6.034%, due 09/20/46[8]	2,373,196	65,263

Countrywide Alternative Loan Trust, Series 2005-J2,
Class 2A1,
7.500%, due 12/25/34	628,373	397,642

Federal Home Loan Mortgage Corporation
Certificates,**
2.500%, due 04/23/14	1,945,000	1,923,265

3.750%, due 03/27/19[1]	500,000	491,590

5.000%, due 09/01/38	698,432	715,235

5.000%, due 11/01/38	845,665	866,011

5.500%, due 03/01/37	1,730,116	1,788,940

5.500%, due 05/01/37	2,700,467	2,792,283

5.500%, due 07/01/38	869,647	899,166

5.500%, due 09/01/38	804,398	831,703

6.500%, due 08/01/28	964,857	1,041,754

6.500%, due 04/01/29	13,110	14,139

Federal Home Loan Mortgage Corporation
Certificates ARM,**
5.352%, due 03/01/37	1,795,869	1,866,742

Federal National Mortgage Association Certificates,**
2.500%, due 05/15/14[1]	535,000	527,999

2.750%, due 03/13/14	995,000	998,289

2.875%, due 12/11/13[1]	685,000	692,858

4.500%, due 04/01/39	872,678	880,323

5.500%, due 07/01/33	1,403,936	1,457,754

5.500%, due 05/01/36	1,204,466	1,248,755

6.000%, due 06/01/33	10,826	11,549

6.000%, due 12/01/36	1,244,414	1,305,338

6.000%, due 08/01/37	270,757	283,801

6.000%, due 04/01/38	962,151	1,008,450

6.000%, due 06/01/38	967,447	1,014,002

6.500%, due 03/01/17	656,911	694,736

7.000%, due 08/01/32	938,224	1,024,201

7.500%, due 05/01/31	7,112	7,885

7.500%, due 02/01/33	12,972	14,312

First Horizon Mortgage Pass-Through Trust,
Series 2004-FL1, Class 1A1,
0.579%, due 02/25/35[8]	150,287	86,011

Government National Mortgage Association
Certificates,
6.500%, due 10/15/24	1,386,030	1,468,683

6.500%, due 10/15/28	9,549	10,270

7.000%, due 04/15/26	5,609	6,108

Government National Mortgage Association
Certificates II,
6.000%, due 11/20/28	4,167	4,373

6.000%, due 02/20/29	9,155	9,600

6.000%, due 02/20/34	2,003,012	2,089,606

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Mortgage & agency debt securities — (concluded)

Washington Mutual Mortgage Pass-Through
Certificates, Series 2007-HY7, Class LB1,
5.791%, due 07/25/37[8]	1,171,425	141,728

Total mortgage & agency debt securities (cost—$31,521,060)		28,680,364

Commercial mortgage-backed securities — 0.98%

Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR7, Class A2, 4.945%, due 02/11/41	334,004	305,745

Series 2006-PW12, Class A4, 5.720%, due 09/11/38[8]	300,000	260,071

Greenwich Capital Commercial Funding Corp.,
Series 2006-RR1, Class A1, 5.778%, due 03/15/49[2,8]	3,500,000	455,000

Series 2007-GG9, Class A4, 5.444%, due 03/10/39	375,000	294,991

GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A, 5.379%, due 03/21/46[4,6,8]	3,404,510	680,902

Series 2006-RR2, Class A1, 5.694%, due 06/23/46[4,6,8]	2,530,911	607,419

Series 2007-GG10, Class A2, 5.778%, due 08/10/45	300,000	273,329

Series 2007-GG10, Class A4, 5.799%, due 08/10/45[8]	545,000	416,782

Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46[8]	275,000	36,437

Total commercial mortgage-backed securities (cost—$11,072,716)		3,330,676

Asset-backed securities — 0.19%

Citibank Credit Card Issuance Trust, Series 2002-A8, Class A8,
0.591%, due 11/07/11[8]	400,000	399,543

Ford Credit Auto Owner Trust, Series 2007-B, Class A3A,
5.150%, due 11/15/11	170,000	174,552

Home Equity Mortgage Trust, Series 2006-5, Class A1,
5.500%, due 01/25/37[9]	494,573	67,155

Total asset-backed securities (cost—$974,947)		641,250

Corporate bonds — 10.38%

Aerospace & defense — 0.22%

DAE Aviation Holdings
11.250%, due 08/01/15[2]	99,000	43,560

Esterline Technologies Corp.
6.625%, due 03/01/17	100,000	91,250

Hawker Beechcraft Acquisition Co.
8.875%, due 04/01/15[10]	100,000	31,000

L-3 Communications Corp.
5.875%, due 01/15/15	145,000	129,050

6.125%, due 07/15/13	500,000	463,750

		758,610

Agency-domestic — 0.10%

Morgan Stanley
1.950%, due 06/20/12[11]	325,000	326,190

Automobile OEM — 0.17%

Ford Motor Co.
7.450%, due 07/16/31	75,000	43,500

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Automobile OEM — (concluded)

Ford Motor Credit Co. LLC
7.250%, due 10/25/11	50,000	43,149

7.375%, due 10/28/09	415,000	404,764

8.000%, due 12/15/16	70,000	56,213

9.875%, due 08/10/11	25,000	22,823

		570,449

Automotive parts — 0.10%

Allison Transmission, Inc.
11.000%, due 11/01/15[2]	120,000	93,600

Goodyear Tire & Rubber Co.
10.500%, due 05/15/16	105,000	104,475

Tenneco, Inc., Series B
10.250%, due 07/15/13	79,000	73,075

TRW Automotive, Inc.
7.000%, due 03/15/14[2]	110,000	80,850

		352,000

Banking-non-US — 0.07%

Lloyds Banking Group PLC
6.267%, due 11/14/16[2,12,13]	150,000	57,750

NB Capital Trust II
7.830%, due 12/15/26	100,000	72,474

Royal Bank of Scotland Group PLC
7.640%, due 09/29/17[12,13]	100,000	37,630

9.118%, due 03/31/10[12]	105,000	79,275

		247,129

Banking-US — 0.45%

Bank of America Corp.
5.420%, due 03/15/17	500,000	418,808

BankAmerica Capital II
8.000%, due 12/15/26	110,000	84,672

Citigroup Capital XXI
8.300%, due 12/21/57[13]	245,000	218,128

Citigroup, Inc.
6.125%, due 05/15/18[1]	250,000	223,034

Merrill Lynch & Co.
5.700%, due 05/02/17	105,000	84,829

Morgan Stanley MTN
6.625%, due 04/01/18	250,000	247,145

Washington Mutual, Inc.
5.500%, due 01/15/13[14]	585,000	292

Wells Fargo Bank N.A.
5.950%, due 08/26/36	310,000	250,737

		1,527,645

Beverage/bottling — 0.02%

Constellation Brands, Inc., Series B
8.125%, due 01/15/12	60,000	59,700

Brokerage — 0.04%

E*Trade Financial Corp.
7.375%, due 09/15/13	45,000	25,088

8.000%, due 06/15/11	45,000	30,150

12.500%, due 11/30/17[10]	90,000	59,625

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Brokerage — (concluded)

Lehman Brothers Holdings MTN
6.750%, due 12/28/17[14]	200,000	20

6.875%, due 05/02/18[14]	195,000	32,175

		147,058

Building materials — 0.06%

Interface, Inc.
10.375%, due 02/01/10	100,000	104,510

US Concrete, Inc.
8.375%, due 04/01/14	140,000	86,800

		191,310

Business services/office equipment — 0.05%

West Corp.
11.000%, due 10/15/16[1]	50,000	42,500

Xerox Capital Trust I
8.000%, due 02/01/27	160,000	124,000

		166,500

Chemicals — 0.08%

Airgas, Inc.
7.125%, due 10/01/18[2]	201,000	187,432

Ashland, Inc.
9.125%, due 06/01/17[2]	45,000	45,675

Ineos Group Holdings PLC
8.500%, due 02/15/16[2]	160,000	49,600

		282,707

Consumer products-non durables — 0.07%

AAC Group Holding Corp.
10.250%, due 10/01/12[2,9]	150,000	90,000

Sealy Mattress Co.
10.875%, due 04/15/16[2]	20,000	20,500

Yankee Acquisition Corp., Series B
8.500%, due 02/15/15	185,000	139,675

		250,175

Consumer services — 0.01%

Corrections Corp. of America
7.750%, due 06/01/17	45,000	44,100

Diversified capital goods — 0.03%

Baldor Electric Co.
8.625%, due 02/15/17	35,000	31,850

United Rentals N.A., Inc.
7.750%, due 11/15/13[1]	100,000	81,500

		113,350

Diversified manufacturing — 0.06%

Ahern Rentals, Inc.
9.250%, due 08/15/13	205,000	73,800

SPX Corp.
7.625%, due 12/15/14	120,000	116,400

		190,200

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Electric-generation — 0.58%

AES Corp.
8.000%, due 06/01/20[1]	530,000	466,400

Calpine Construction Finance/CCFC Finance
8.000%, due 06/01/16[2]	220,000	209,275

Edison Mission Energy
7.000%, due 05/15/17[1]	450,000	326,250

7.625%, due 05/15/27	50,000	30,563

Electricite de France
6.500%, due 01/26/19[1,2]	100,000	108,046

Mirant Americas Generation LLC
9.125%, due 05/01/31	375,000	289,687

Orion Power Holdings, Inc.
12.000%, due 05/01/10	250,000	258,125

RRI Energy, Inc.
6.750%, due 12/15/14[1]	300,000	288,750

		1,977,096

Electric-integrated — 0.40%

Dominion Resources, Inc.
5.950%, due 06/15/35	150,000	133,171

E.ON International Finance BV
5.800%, due 04/30/18[2]	175,000	176,600

MidAmerican Energy Holdings
5.950%, due 05/15/37	110,000	99,226

Mirant N.A. LLC
7.375%, due 12/31/13	50,000	47,875

Nisource Finance Corp.
5.450%, due 09/15/20	30,000	23,679

6.800%, due 01/15/19	110,000	98,555

PPL Energy Supply LLC, Series A
6.400%, due 11/01/11	250,000	262,868

Southern California Edison
5.500%, due 08/15/18	60,000	62,334

Texas Competitive Electric Holdings LLC,
Series A 10.250%, due 11/01/15[1,9]	670,000	396,975

Series B 10.250%, due 11/01/15[9]	100,000	59,250

		1,360,533

Energy-exploration & production — 0.07%

Helix Energy Solutions
9.500%, due 01/15/16[2]	150,000	123,750

Plains Exploration & Production
7.625%, due 06/01/18	131,000	115,608

		239,358

Energy-independent — 0.36%

Canadian Natural Resources
6.750%, due 02/01/39	100,000	91,864

Chesapeake Energy Corp.
6.625%, due 01/15/16	45,000	38,587

7.250%, due 12/15/18	100,000	83,500

9.500%, due 02/15/15	240,000	237,000

Denbury Resources, Inc.
9.750%, due 03/01/16	80,000	81,600

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Energy-independent — (concluded)

Encore Acquisition Co.
9.500%, due 05/01/16	55,000	53,350

Forest Oil Corp.
8.500%, due 02/15/14[2]	40,000	38,600

Gulfmark Offshore, Inc.
7.750%, due 07/15/14	100,000	89,500

Key Energy Services, Inc.
8.375%, due 12/01/14	70,000	61,600

PetroHawk Energy Corp.
7.875%, due 06/01/15	80,000	74,200

10.500%, due 08/01/14[2]	105,000	107,625

Plains Exploration & Production Co.
10.000%, due 03/01/16	80,000	79,800

Whiting Petroleum Corp.
7.250%, due 05/01/12	200,000	186,500

		1,223,726

Energy-integrated — 0.05%

Oncor Electric Delivery Co.
6.800%, due 09/01/18	80,000	81,266

Shell International Finance
6.375%, due 12/15/38	65,000	71,810

		153,076

Energy-oilfield services — 0.04%

Newfield Exploration Co.
7.125%, due 05/15/18	66,000	59,400

Transocean, Inc.
7.500%, due 04/15/31	85,000	85,627

		145,027

Energy-refining & marketing — 0.06%

Petroplus Finance Ltd.
7.000%, due 05/01/17[2]	100,000	81,500

Valero Energy Corp.
7.500%, due 04/15/32	140,000	120,841

		202,341

Entertainment — 0.06%

AMC Entertainment, Inc.
8.750%, due 06/01/19[2]	60,000	57,750

WMG Acquisition Corp.
9.500%, due 06/15/16[2]	140,000	139,825

		197,575

Finance-noncaptive consumer — 0.19%

CIT Group, Inc.
5.400%, due 02/13/12	225,000	168,071

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Finance-noncaptive consumer — (concluded)

CIT Group, Inc. (concluded)
5.400%, due 03/07/13	125,000	86,698

5.400%, due 01/30/16	125,000	82,331

12.000%, due 12/18/18[2]	30,000	16,472

CIT Group, Inc., MTN
4.750%, due 12/15/10	100,000	85,074

Residential Capital LLC
8.375%, due 06/30/10[9]	170,000	131,750

9.625%, due 05/15/15[2]	90,000	64,350

		634,746

Finance-noncaptive diversified — 0.29%

General Motors Acceptance Corp.
7.250%, due 03/02/11[1]	510,000	455,269

GMAC LLC
6.750%, due 12/01/14[1]	60,000	50,094

6.875%, due 09/15/11[2]	24,000	21,480

7.250%, due 03/02/11[2]	232,000	208,800

8.000%, due 11/01/31[2]	120,000	90,000

8.000%, due 11/01/31	200,000	150,635

		976,278

Finance-other — 0.08%

Deluxe Corp.
5.000%, due 12/15/12	150,000	119,625

Harland Clarke Holdings
5.633%, due 05/15/15[8]	250,000	151,250

		270,875

Food-wholesale — 0.16%

Aramark Corp.
8.500%, due 02/01/15[1]	550,000	524,562

Gaming — 0.43%

Boyd Gaming Corp.
7.750%, due 12/15/12	100,000	92,000

Caesars Entertainment
7.875%, due 03/15/10[1]	115,000	105,513

Circus & Eldorado/Silver Legacy Capital Corp.
10.125%, due 03/01/12	100,000	79,125

FireKeepers Development Authority
13.875%, due 05/01/15[2]	360,000	324,000

Harrah’s Operating Co., Inc.
5.500%, due 07/01/10	34,000	29,920

Harrah’s Operating Escrow
11.250%, due 06/01/17[2]	210,000	203,700

Jacobs Entertainment, Inc.
9.750%, due 06/15/14	375,000	281,250

MGM Mirage, Inc.
10.375%, due 05/15/14[2]	45,000	46,350

11.125%, due 11/15/17[2]	125,000	130,937

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Gaming — (concluded)

Pokagon Gaming Authority
10.375%, due 06/15/14[2]	93,000	89,745

River Rock Entertainment
9.750%, due 11/01/11	110,000	80,300

		1,462,840

Gas distributors — 0.15%

Ferrellgas Partners LP
6.750%, due 05/01/14[2]	153,000	139,230

8.750%, due 06/15/12	115,000	105,800

Inergy LP/Inergy Finance
8.250%, due 03/01/16	175,000	171,062

8.750%, due 03/01/15[2]	80,000	79,200

		495,292

Gas pipelines — 0.44%

Atlas Pipeline Partner/Finance
8.125%, due 12/15/15	270,000	166,050

Atlas Pipeline Partners
8.750%, due 06/15/18	50,000	30,500

Duke Capital LLC
5.668%, due 08/15/14	80,000	78,084

El Paso Corp.
7.875%, due 06/15/12	100,000	98,009

El Paso Corp. MTN
7.800%, due 08/01/31	650,000	516,995

8.250%, due 02/15/16	190,000	188,575

NGPL PipeCo LLC
7.119%, due 12/15/17[2]	75,000	76,202

Nustar Logistics
7.650%, due 04/15/18	140,000	130,859

Sonat, Inc.
7.000%, due 02/01/18	150,000	137,519

Trans-Canada Pipelines
7.625%, due 01/15/39	60,000	65,923

		1,488,716

Health care — 0.73%

Apria Healthcare Group I
11.250%, due 11/01/14[2]	75,000	72,937

Axcan Intermediate Holdings
9.250%, due 03/01/15	135,000	134,662

12.750%, due 03/01/16	230,000	227,125

Bausch & Lomb, Inc.
9.875%, due 11/01/15	25,000	22,813

Bio-Rad Laboratories, Inc.
8.000%, due 09/15/16[2]	45,000	45,113

Biomet, Inc.
10.375%, due 10/15/17[10]	100,000	95,000

11.625%, due 10/15/17	291,000	286,635

Carriage Services, Inc.
7.875%, due 01/15/15	200,000	154,000

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Health care — (concluded)

CHS/Community Health Systems
8.875%, due 07/15/15	200,000	197,750

DaVita, Inc.
7.250%, due 03/15/15	100,000	94,000

Fresenius Medical Capital Trust IV
7.875%, due 06/15/11	250,000	249,375

HCA, Inc.
8.500%, due 04/15/19[2]	80,000	78,200

9.125%, due 11/15/14	260,000	255,450

9.250%, due 11/15/16	300,000	294,750

UnitedHealth Group, Inc.
6.875%, due 02/15/38	95,000	84,187

Universal Hospital Services
8.500%, due 06/01/15[10]	20,000	19,200

Vanguard Health Holding II
9.000%, due 10/01/14	175,000	171,500

		2,482,697

Home construction — 0.12%

Beazer Homes USA, Inc.
6.875%, due 07/15/15	45,000	20,363

8.125%, due 06/15/16	45,000	21,150

Centex Corp.
7.500%, due 01/15/12	60,000	59,700

K Hovnanian Enterprises, Inc.
11.500%, due 05/01/13	45,000	38,362

KB Home
5.750%, due 02/01/14	25,000	21,813

5.875%, due 01/15/15	45,000	38,475

6.250%, due 06/15/15	45,000	38,475

Lennar Corp., Series B
5.125%, due 10/01/10	50,000	47,000

Pulte Homes, Inc.
8.125%, due 03/01/11	45,000	45,225

Toll Brothers Finance Corp.
8.910%, due 10/15/17	70,000	70,152

		400,715

Industrial-other — 0.07%

Coleman Cable, Inc.
9.875%, due 10/01/12	180,000	137,250

Iron Mountain, Inc.
8.000%, due 06/15/20	100,000	92,500

		229,750

Insurance-life — 0.11%

American International Group
6.250%, due 03/15/37	215,000	47,300

8.175%, due 05/15/58[2,8]	190,000	43,911

American International Group MTN
5.850%, due 01/16/18	185,000	78,405

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Insurance-life — (concluded)

Hartford Financial Services Group
8.125%, due 06/15/38[8]	95,000	64,273

Hartford Financial Services Group MTN
6.000%, due 01/15/19	175,000	145,103

		378,992

Insurance-multiline — 0.04%

Genworth Financial, Inc.
6.150%, due 11/15/66[8]	215,000	64,945

Glen Meadow Pass-Through Trust
6.505%, due 02/12/67[2,8]	60,000	29,657

MetLife Capital Trust X
9.250%, due 04/08/38[2,8]	45,000	38,250

		132,852

Leisure — 0.03%

Royal Caribbean Cruises
6.875%, due 12/01/13	140,000	116,200

Lodging — 0.02%

Host Hotels & Resorts LP
9.000%, due 05/15/17[2]	85,000	79,900

Machinery-agriculture & construction — 0.03%

Caterpillar Financial Services
6.125%, due 02/17/14	100,000	103,188

Media-cable — 0.62%

Charter Communications Operating LLC/Capital
8.000%, due 04/30/12[2,14]	120,000	115,200

CSC Holdings, Inc.
6.750%, due 04/15/12	475,000	458,375

7.625%, due 07/15/18	100,000	93,000

8.500%, due 04/15/14[2]	25,000	24,875

8.625%, due 02/15/19[2]	50,000	49,062

Series B
7.625%, due 04/01/11	500,000	498,750

DIRECTV Holdings/Financing Co.
8.375%, due 03/15/13	300,000	302,250

Dish DBS Corp.
6.625%, due 10/01/14	250,000	226,875

7.125%, due 02/01/16	250,000	230,000

Time Warner Cable, Inc.
6.750%, due 07/01/18	100,000	103,299

		2,101,686

Media-non cable — 0.38%

Affinion Group, Inc.
10.125%, due 10/15/13	100,000	94,000

Baker & Taylor, Inc.
11.500%, due 07/01/13[2]	75,000	18,844

CMP Susquehanna Corp.
9.875%, due 05/15/14[2,5,8]	10,000	4,600

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Media-non cable — (concluded)

Intelsat Jackson Holdings Ltd.
11.250%, due 06/15/16[1]	550,000	563,750

LIN Television Corp.
6.500%, due 05/15/13	140,000	95,750

Nexstar Broadcasting, Inc.
7.000%, due 01/15/14[2,10]	63,429	18,077

Nexstar Finance, Inc.
7.000%, due 01/15/14	21,000	7,298

Nielsen Finance LLC
11.500%, due 05/01/16[2]	100,000	95,000

11.625%, due 02/01/14[2]	40,000	39,600

12.500%, due 08/01/16[1,9]	170,000	108,800

Sheridan Acquisition Corp.
10.250%, due 08/15/11	200,000	128,000

Sinclair Television Group
8.000%, due 03/15/12	100,000	65,250

Univision Communications, Inc.
9.750%, due 03/15/15[2,10]	100,000	31,000

		1,269,969

Metals & mining — 0.29%

Arch Western Finance
6.750%, due 07/01/13	80,000	72,800

Freeport-McMoRan Copper & Gold, Inc.
6.875%, due 02/01/14	55,000	54,450

8.250%, due 04/01/15	35,000	35,000

8.375%, due 04/01/17	130,000	129,025

Massey Energy Co.
6.875%, due 12/15/13	100,000	88,500

Peabody Energy Corp. Series B
6.875%, due 03/15/13	90,000	86,850

Teck Resources Ltd.
10.250%, due 05/15/16[2]	260,000	263,250

10.750%, due 05/15/19[2]	175,000	180,031

Tube City IMS Corp.
9.750%, due 02/01/15	100,000	57,000

		966,906

Packaging & containers — 0.26%

Exopack Holding Corp.
11.250%, due 02/01/14	35,000	28,044

Graham Packaging Co.
9.875%, due 10/15/14	300,000	267,000

Graphic Packaging International, Inc.
9.500%, due 08/15/13	45,000	42,075

Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16[1,2]	45,000	43,538

8.250%, due 05/15/13	325,000	325,000

Owens-Illinois, Inc.
7.500%, due 05/15/10	150,000	155,812

		861,469

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Paper & forest products — 0.37%

Boise Cascade LLC
7.125%, due 10/15/14	168,000	81,060

Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10	235,000	235,000

11.500%, due 06/01/14[2]	320,000	312,800

Georgia-Pacific LLC
7.000%, due 01/15/15[2]	250,000	236,250

8.125%, due 05/15/11	75,000	75,375

8.250%, due 05/01/16[2]	115,000	113,275

8.875%, due 05/15/31	45,000	38,250

Verso Paper Holdings LLC
9.125%, due 08/01/14	120,000	71,400

11.500%, due 07/01/14[2]	25,000	22,992

Verso Paper Holdings LLC, Series B
11.375%, due 08/01/16	115,000	47,150

		1,233,552

Pharmaceuticals — 0.12%

Allergan, Inc.
5.750%, due 04/01/16	210,000	201,592

AstraZeneca PLC
6.450%, due 09/15/37	100,000	112,417

Bristol-Myers Squibb
5.875%, due 11/15/36	90,000	90,425

		404,434

Railroads — 0.04%

Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	85,000	87,403

Union Pacific Corp.
7.875%, due 01/15/19[1]	55,000	61,509

		148,912

Real estate development & managment — 0.01%

Realogy Corp.
10.500%, due 04/15/14	35,000	12,863

12.375%, due 04/15/15	105,000	26,250

		39,113

Real estate investment trusts — 0.04%

Developers Diversified Realty Corp.
5.500%, due 05/01/15	65,000	37,957

ProLogis
5.625%, due 11/15/15	135,000	104,440

		142,397

Retail-department — 0.14%

Macy’s Retail Holdings, Inc.
5.350%, due 03/15/12	115,000	105,762

5.900%, due 12/01/16	235,000	197,784

6.375%, due 03/15/37	70,000	49,995

Neiman Marcus Group, Inc.
9.000%, due 10/15/15[1,10]	194,630	104,127

		457,668

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Retail-discount — 0.06%

Dollar General Corp.
11.875%, due 07/15/17[1,10]	200,000	211,000

Retail-specialty — 0.18%

Gamestop Corp. & GS, Inc.
8.000%, due 10/01/12	225,000	225,844

Ingles Markets, Inc.
8.875%, due 05/15/17[2]	145,000	143,006

Sally Holdings/Sally Capital
10.500%, due 11/15/16[1]	125,000	125,312

SUPERVALU, Inc.
8.000%, due 05/01/16	125,000	122,500

		616,662

Technology-hardware — 0.03%

Cisco Systems, Inc.
5.900%, due 02/15/39	50,000	48,431

Xerox Corp.
6.350%, due 05/15/18	75,000	65,250

		113,681

Technology-software — 0.23%

First Data Corp.
9.875%, due 09/24/15[1]	400,000	272,000

9.875%, due 09/24/15[2]	75,000	51,000

NXP BV/NXP Funding LLC
10.000%, due 07/15/13[2]	16,000	11,360

Sungard Data Systems, Inc.
10.250%, due 08/15/15	460,000	417,450

10.625%, due 05/15/15[2]	32,000	30,960

		782,770

Telecom-competitive local exchange carriers — 0.05%

Cincinnati Bell, Inc.
7.250%, due 07/15/13	160,000	151,600

Telecom-internet & data — 0.21%

Qwest Communications International, Series B
7.500%, due 02/15/14	150,000	138,000

Qwest Corp.
7.875%, due 09/01/11	405,000	403,481

8.375%, due 05/01/16[2]	175,000	171,938

		713,419

Telecom-wireless — 0.40%

Cricket Communications, Inc.
7.750%, due 05/15/16[2]	100,000	96,625

10.000%, due 07/15/15[2]	170,000	171,700

MetroPCS Wireless, Inc.
9.250%, due 11/01/14[2]	30,000	30,000

9.250%, due 11/01/14	190,000	190,713

Nextel Communications
7.375%, due 08/01/15	130,000	103,025

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (continued)

Telecom-wireless — (concluded)

Sprint Capital Corp.
8.375%, due 03/15/12	575,000	566,375

Vodafone Group PLC
5.625%, due 02/27/17	70,000	72,241

Wind Acquisition Finance SA
10.750%, due 12/01/15[2]	100,000	105,000

		1,335,679

Telecom-wirelines — 0.49%

AT&T, Inc.
6.500%, due 09/01/37	50,000	48,230

BellSouth Corp.
6.875%, due 10/15/31	65,000	62,093

Citizens Communications Co.
9.000%, due 08/15/31	400,000	337,500

Deutsche Telekom International Finance
6.750%, due 08/20/18	125,000	133,214

Frontier Communications Corp.
7.875%, due 01/15/27	300,000	244,500

8.250%, due 05/01/14	100,000	97,750

Level 3 Financing, Inc.
9.250%, due 11/01/14	145,000	113,281

Qwest Capital Funding, Inc.
7.250%, due 02/15/11	50,000	48,500

7.750%, due 02/15/31	125,000	87,500

Sprint Capital Corp.
7.625%, due 01/30/11	175,000	172,813

Telefonica Emisiones SAU
6.221%, due 07/03/17	95,000	99,624

Verizon Communications, Inc.
6.100%, due 04/15/18	100,000	104,037

Windstream Corp.
8.625%, due 08/01/16	125,000	122,813

		1,671,855

Telecommunications equipment — 0.03%

Dycom Industries, Inc.
8.125%, due 10/15/15	100,000	85,000

Tobacco — 0.07%

Altria Group, Inc.
9.950%, due 11/10/38	125,000	139,594

Philip Morris International, Inc.
5.650%, due 05/16/18	100,000	102,323

		241,917

Transportation services — 0.03%

ERAC USA Finance Co.
7.000%, due 10/15/37[2]	115,000	90,272

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds — (concluded)

Utilities-other — 0.29%

Dynegy Holdings, Inc.
7.500%, due 06/01/15	305,000	245,525

7.625%, due 10/15/26	100,000	59,500

NRG Energy, Inc.
7.375%, due 02/01/16	630,000	592,987

7.375%, due 01/15/17	100,000	94,000

		992,012

Total corporate bonds (cost—$36,650,287)		35,135,431

Repurchase agreement — 7.99%

Repurchase agreement dated 05/29/09 with State Street Bank & Trust Co., 0.010% due 06/01/09, collateralized by $15,194,162 Federal Home Loan Mortgage Corp. obligations, 1.268% to 2.875% due 04/30/10 to 04/01/11, $11,370,264 Federal National Mortgage Association obligations, 3.250% to 3.625% due 08/12/10 to 08/15/11 and $275,922 US Treasury Bills, zero coupon due 07/02/09 to 08/13/09; (value — $27,596,018); proceeds: $27,053,023

(cost—$27,053,000)	27,053,000	27,053,000

	Number of
	shares

Investment of cash collateral from securities loaned — 17.49%

Money market fund[15] — 17.49%

UBS Private Money Market Fund LLC[16]
0.400% (cost—$59,204,236)	59,204,236	59,204,236

Total investments (cost—$441,463,480)[17] — 115.91%		392,435,402

Liabilities in excess of other assets — (15.91)%		(53,868,357)

Net assets — 100.00%		338,567,045

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $441,463,480; and net unrealized depreciation consisted of:
Gross unrealized appreciation	$16,655,452
Gross unrealized depreciation	(65,683,530)

Net unrealized depreciation	$(49,028,078)

*	Non-income producing security.

**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.

1	Security, or portion thereof, was on loan at May 31, 2009.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.94% of net assets as of May 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Cumulative preferred stock. The next call date is 12/31/11.

4	Security is illiquid. At May 31, 2009, the value of these securities amounted to $1,288,371 or 0.38% of net assets.

5	Security is being fair valued by a valuation committee under the direction of the board of trustees.

6	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.38% of net assets as of May 31, 2009, are considered illiquid and restricted. (See table below for more information).

Illiquid and			Acquisition cost		Value as a
restricted	Acquisition	Acquisition	as a percentage	Value at	percentage
security	dates	cost ($)	of net assets (%)	05/31/09 ($)	of net assets (%)

GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.379%, 03/21/46	03/22/06	3,354,516	0.99	680,902	0.20

GS Mortgage Securities Corp. II,
Series 2006-RR2, Class A1,
5.694%, 06/23/46	07/11/06	2,482,750	0.73	607,419	0.18

CMP Susquehanna Radio Holdings Corp.	03/26/09	23	0.00	23	0.00

		5,837,289	1.72	1,288,344	0.38

7	Cumulative preferred stock.

8	Floating rate security. The interest rate shown is the current rate as of May 31, 2009.

9	Step bond. Coupon rate increases in increments to maturity. Rate disclosed is as of May 31, 2009. Maturity date indicated represents the instrument’s ultimate maturity date.

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

10	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

11	Security is backed by FDIC’s Temporary Loan Guarantee Program ("TLGP"). TLGP guarantees newly issued senior unsecured debt of banks, thrifts and certain holding companies, and provides full coverage of non-interest bearing deposit transaction accounts.

12	Perpetual bond security. The maturity date reflects the next call date.

13	Variable rate security. The interest rate shown is the current rate as of May 31, 2009, and resets at next call date.

14	Bond interest in default.

15	The rate shown reflects the yield at May 31, 2009.

16	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended May 31, 2009. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		nine months
Security	Value at	ended	ended	Value at	ended
description	08/31/08 ($)	05/31/09 ($)	05/31/09 ($)	05/31/09 ($)	05/31/09 ($)

UBS Private Money Market Fund LLC	13,512,472	250,811,239	205,119,475	59,204,236	157,574

17	Includes $58,830,559 of investments in securities on loan, at value.

ADR	American Depositary Receipt

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of May 31, 2009.

GMAC	General Motors Acceptance Corporation

GS	Goldman Sachs

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Written options

Written option activity for the nine months ended May 31, 2009 was as follows:

		Amounts of
	Number of	premiums
	contracts	received ($)

Options outstanding at August 31, 2008	280	337,704
Options written	640	426,479
Options terminated in closing purchase transactions	(920)	(764,183)
Options outstanding at May 31, 2009	0	0

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

Futures contracts[18]
					Unrealized
Number of		Expiration		Current	appreciation
contracts	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)

180	S&P 500 Index Futures	June 09	32,278,933	41,314,500	9,035,567

	Sale contracts		Proceeds ($)

238	US Treasury Note 5 Year Futures	September 09	27,373,140	27,481,563	(108,423)

					8,927,144

18	Restricted cash of $4,798,732 has been delivered to broker as initial margin for futures collateral.

Interest rate swaps
				Rate type

	Notional									Unrealized
	amount		Termination	Payments made		Payments received		Upfront payments		appreciation
Counterparty	(000)		dates	by the Portfolio (%)		by the Portfolio (%)		received (made) ($)	Value ($)	(depreciation) ($)

Credit Suisse	USD	52,600	01/13/10	0.656	[19]	0.316	[20]	—	(18,654)	(18,654)

Deutsche Bank AG	USD	52,600	01/13/19	0.316	[20]	0.656	[19]	—	265,456	265,456

Merill Lynch	USD	54,800	01/13/10	0.656	[19]	0.316	[20]	—	12,662	12,662

Merill Lynch	USD	54,800	01/13/19	0.316	[20]	0.656	[19]	—	183,822	183,822

									443,286	443,286

19	Rate based on 3 Month LIBOR (London Interbank Offered Rate).

20	Rate based on 1 Month LIBOR (London Interbank Offered Rate).

USD	United States Dollar

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	94.8

Bermuda	1.9

Switzerland	1.0

Canada	0.9

Panama	0.6

Cayman Islands	0.5

Netherlands Antilles	0.1

United Kingdom	0.1

Netherlands	0.1

Total	100.0

The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

On September 1, 2008, the Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments:

	Quoted prices in
	active markets for
	identical	Significant other
	investments	observable inputs	Unobservable inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Investments, at
value[21]	226,275,912	164,871,119	1,288,371	392,435,402

Other financial
instruments[22]	8,927,144	443,286	—	9,370,430

Total	235,203,056	165,314,405	1,288,371	401,805,832

The following is a rollforward of the Fund’s investments that used unobservable inputs (Level 3) during the nine months ended May 31, 2009.

Investments,
at value ($)

Beginning balance at 08/31/08	0

Net purchases/(sales)	(122,501)

Accrued discounts/(premiums)	5,410

Total realized gain/(loss)	(460,379)

Net change in unrealized gain/(loss)	(1,879,690)

Net transfers in/(out) of Level 3	3,745,531

Ending balance at 05/31/09	1,288,371

21	The Fund may hold securities which are periodically fair valued in accordance with the Fund’s fair value policy. This may result in movements between Level 1 and Level 2 throughout the fiscal year.

22	Other financial instruments include open futures contracts and swap contracts. Amounts represent unrealized appreciation (depreciation) at period end.

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2009 (unaudited)

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 28, 2009.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 30, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2009